Unaudited Interim Condensed Consolidated Statements of Changes in Redeemable Preferred Stock and Stockholders' Equity - USD ($) $ in Thousands	Common Stock	Additional paid-in capital	Treasury stock	Retained earnings	Redeemable Preferred Stock	Total
Balance at Dec. 31, 2023	$ 433	$ 471,216	$ (15,636)	$ 81,388		$ 537,401
Balance (in shares) at Dec. 31, 2023	41,305
Issue of common stock	$ 7	(7)
Issue of common stock (in shares)	707
Share-based compensation		3,596				3,596
Preferred dividends				(2,552)		(2,552)
Common dividends				(37,517)		(37,517)
Net income				126,071		126,071
Balance at Sep. 30, 2024	$ 440	474,805	(15,636)	167,389		626,998
Balance (in shares) at Sep. 30, 2024	42,012
Balance at Dec. 31, 2023					$ 37,043
Balance (in shares) at Dec. 31, 2023					40
Balance at Sep. 30, 2024					$ 37,043
Balance (in shares) at Sep. 30, 2024					40
Balance at Jun. 30, 2024	$ 438	472,910	(15,636)	160,002		617,714
Balance (in shares) at Jun. 30, 2024	41,842
Issue of common stock	$ 2	(2)
Issue of common stock (in shares)	170
Share-based compensation		1,896				1,896
Preferred dividends				(857)		(857)
Common dividends				(15,900)		(15,900)
Net income				24,144		24,144
Balance at Sep. 30, 2024	$ 440	474,805	(15,636)	167,389		626,998
Balance (in shares) at Sep. 30, 2024	42,012
Balance at Jun. 30, 2024					$ 37,043
Balance (in shares) at Jun. 30, 2024					40
Balance at Sep. 30, 2024					$ 37,043
Balance (in shares) at Sep. 30, 2024					40
Balance at Dec. 31, 2024	$ 440	475,812	(33,524)	164,914		607,642
Balance (in shares) at Dec. 31, 2024	40,455
Issue of common stock	$ 2	(2)
Issue of common stock (in shares)	242
Share-based compensation		1,908				1,908
Preferred dividends				(1,907)		(1,907)
Common dividends				(8,116)		(8,116)
Net income				28,640		28,640
Balance at Sep. 30, 2025	$ 443	477,718	(33,524)	183,529		628,166
Balance (in shares) at Sep. 30, 2025	40,697
Balance at Dec. 31, 2024					$ 27,782	27,782
Balance (in shares) at Dec. 31, 2024					30
Balance at Sep. 30, 2025					$ 27,782	27,782
Balance (in shares) at Sep. 30, 2025					30
Balance at Jun. 30, 2025	$ 443	477,098	(33,524)	174,234		618,251
Balance (in shares) at Jun. 30, 2025	40,694
Issue of common stock	$ 0	0
Issue of common stock (in shares)	3
Share-based compensation		620				620
Preferred dividends				(643)		(643)
Common dividends				(2,849)		(2,849)
Net income				12,786		12,786
Balance at Sep. 30, 2025	$ 443	$ 477,718	$ (33,524)	$ 183,529		628,166
Balance (in shares) at Sep. 30, 2025	40,697
Balance at Jun. 30, 2025					$ 27,782
Balance (in shares) at Jun. 30, 2025					30
Balance at Sep. 30, 2025					$ 27,782	$ 27,782
Balance (in shares) at Sep. 30, 2025					30